Commitments and contingencies (Details 1) - Dec. 31, 2018 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Commitments and Contingencies Disclosure [Abstract]
2019	¥ 804	$ 117
2020 and thereafter	0	0
Total	¥ 804	$ 117